SEGMENT INFORMATION: (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Long-lived assets:
Long-lived assets	1,618.5	1,566.9	1,635.6
Germany
Net sales:
Net sales	1,900.9	1,604.2	1,176.0
Long-lived assets:
Long-lived assets	750.0	747.9	782.2
United States
Net sales:
Net sales	731.2	673.0	609.6
Long-lived assets:
Long-lived assets	259.7	230.4	244.2
Rest of Europe
Net sales:
Net sales	646.1	571.5	693.8
Long-lived assets:
Long-lived assets	383.5	368.7	395.1
Rest of World
Net sales:
Net sales	391.1	342.9	289.7
Long-lived assets:
Long-lived assets	$ 225.3	$ 219.9	$ 214.1